Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	$ 15,808	$ 15,054	$ 31,587	$ 29,020
SOPHiA DDM Platform
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	15,300	14,587	30,718	28,336
Workflow equipment and services
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	508	467	869	684
EMEA
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	11,190	10,784	22,193	20,891
Switzerland
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	232	222	525	397
France
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	2,538	2,623	5,084	4,961
Italy
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	2,247	2,161	4,693	4,286
Spain
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	1,557	1,681	2,968	3,368
Rest of EMEA
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	4,616	4,097	8,923	7,879
NORAM
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	2,880	2,487	5,860	4,663
United States
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	2,453	2,188	4,901	4,118
Rest of NORAM
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	427	299	959	545
LATAM
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	820	937	1,602	1,913
APAC
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenue	$ 918	$ 846	$ 1,932	$ 1,553